Business Combinations - Narrative (Details) customer in Thousands, $ in Millions			3 Months Ended	9 Months Ended	12 Months Ended		16 Months Ended
	Oct. 09, 2019 USD ($)	Feb. 01, 2019 USD ($) customer	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Feb. 01, 2021 USD ($)	Feb. 01, 2020 USD ($)	Jan. 31, 2019 USD ($)
Business Acquisition [Line Items]
Unearned revenue			$ 176.0	$ 176.0	$ 159.1		$ 159.1
DiscoverOrg Holdings
Business Acquisition [Line Items]
Unearned revenue					159.1	$ 52.5	159.1
Pre-Acquisition ZI
Business Acquisition [Line Items]
Unearned revenue										$ 68.3
Komiko
Business Acquisition [Line Items]
Value of consideration transferred	$ 8.5
Potential contingent payments	$ 4.0		4.0	4.0
Contingent payments attributable to purchase consideration (as a percent)	40.00%
Additional liability recognized relating to contingent payments			(0.4)	1.3
Fair value of acquired unearned revenue	$ 0.2
Komiko | DiscoverOrg Holdings
Business Acquisition [Line Items]
Value of consideration transferred	8.5
Potential contingent payments					$ 4.0		$ 4.0
Contingent payments attributable to purchase consideration (as a percent)					40.00%		40.00%
Fair value of acquired unearned revenue	0.2
Komiko | Developed technology
Business Acquisition [Line Items]
Identifiable finite-lived intangible assets	$ 2.4
Estimated useful life	7 years
Komiko | Developed technology | DiscoverOrg Holdings
Business Acquisition [Line Items]
Identifiable finite-lived intangible assets	$ 2.4
Estimated useful life	7 years
Pre-Acquisition ZI
Business Acquisition [Line Items]
Value of consideration transferred		$ 760.1
Ownership acquired (as a percent)		100.00%
Number of customers served (over) | customer		8
Transaction costs incurred		$ 2.7
Cash acquired		12.1
Deferred consideration, current		33.2							$ 25.0
Fair value of acquired unearned revenue		34.5
Cash, cash equivalents, and restricted cash		12.1
Pre-Acquisition ZI | Accrued expense and other current liabilities
Business Acquisition [Line Items]
Deferred consideration, current			9.9	9.9
Pre-Acquisition ZI | DiscoverOrg Holdings
Business Acquisition [Line Items]
Value of consideration transferred		$ 760.1
Ownership acquired (as a percent)		100.00%
Number of customers served (over) | customer		8
Transaction costs incurred		$ 2.7
Cash acquired		12.1
Deferred consideration, current		25.0
Fair value of acquired unearned revenue		34.5
Fair value adjustment of acquired deferred revenue		$ 33.8
Period to recognize acquired deferred revenue		1 year
Pro forma transaction costs and bonuses						9.2
Cash, cash equivalents, and restricted cash		$ 12.1
Pre-Acquisition ZI | Cash Vesting Payment Program
Business Acquisition [Line Items]
Potential value of future payments			5.9	5.9
Contingent consideration expense			$ 1.3	$ 5.3
Pre-Acquisition ZI | Cash Vesting Payment Program | DiscoverOrg Holdings
Business Acquisition [Line Items]
Potential value of future payments		$ 23.1
Contingent consideration expense					$ 8.8
Pre-Acquisition ZI | Forecast
Business Acquisition [Line Items]
Deferred consideration, noncurrent								$ 10.0
Pre-Acquisition ZI | Forecast | DiscoverOrg Holdings
Business Acquisition [Line Items]
Deferred consideration, noncurrent								$ 10.0
Pre-Acquisition ZI | Developed technology
Business Acquisition [Line Items]
Estimated useful life		5 years 9 months 18 days
Pre-Acquisition ZI | Developed technology | DiscoverOrg Holdings
Business Acquisition [Line Items]
Estimated useful life		5 years 9 months 18 days
NeverBounce | DiscoverOrg Holdings
Business Acquisition [Line Items]
Value of consideration transferred					9.6
Potential contingent payments					1.6	$ 2.0	$ 1.6
Transaction costs incurred					0.1		0.1
Fair value of acquired unearned revenue					0.1		0.1
Contingent consideration paid							0.4
NeverBounce | Developed technology | DiscoverOrg Holdings
Business Acquisition [Line Items]
Identifiable finite-lived intangible assets					$ 2.3		$ 2.3
Estimated useful life					7 years